ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 19,489	$ 16,098
Non-current	7,889	5,662
Accounts receivable and other	$ 27,378	$ 21,760